UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-8966

Name of Fund:  Legg Mason Focus Trust, Inc.

Fund Address:  100 Light Street
                      Baltimore, MD  21202

Name and address of agent for service:
         Mark R. Fetting, President, Legg Mason Focus Trust, Inc.
         100 Light Street
         Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2003

Item 1 - Report to Shareholders

             ------------------------------------------------------

                                   LEGG MASON

                               FOCUS TRUST, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 JUNE 30, 2003
                                 PRIMARY CLASS

             ------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]

 Semi-Annual Report to Shareholders

To Our Shareholders,

  We are pleased to provide you with Legg Mason Focus Trust's semi-annual report for the six months ended June 30, 2003. The following table summarizes key statistics for the Primary Class of shares of the Fund, as well as several comparative indices, for periods ended June 30, 2003:

                                                    Total Returns(A)
                                                 -----------------------
                                                 3 Months   Year to Date
                                                 --------   ------------
Focus Primary Class                              +30.92%      +34.89%
S&P 500 Stock Composite Index(B)                 +15.39%      +11.76%
Lipper Large-Cap Growth Funds Index(C)           +13.51%      +11.76%

  Many shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                                  Sincerely,

                                                  /s/ MARK R. FETTING

                                                  Mark R. Fetting
                                                  President

July 25, 2003

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

(C) An index comprised of the 30 largest funds in the Lipper universe of 702 large-cap growth funds.

 Semi-Annual Report to Shareholders

Performance Information

Total Returns for One, Three and Five Years and Life of Class, as of June 30,
2003

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived.

  The table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  The Fund's total returns as of June 30, 2003, were:

Average Annual Total Return
  Primary Class:
    One Year                                     +51.77%
    Three Years                                   -1.11%
    Five Years                                    +3.92%
    Life of Class(A)                             +11.98%

Cumulative Total Return
  Primary Class:
    One Year                                     +51.77%
    Three Years                                   -3.30%
    Five Years                                   +21.23%
    Life of Class(A)                            +152.92%

---------------
(A) Inception date of the Primary Class is April 17, 1995.

SELECTED PORTFOLIO PERFORMANCE (B)

Strongest performers for the 2nd quarter 2003(C)
------------------------------------------------
 1.   Computer Associates
       International, Inc.              +63.4%
 2.   AOL Time Warner Inc.              +48.2%
 3.   Tyco International Ltd.           +47.7%
 4.   InterActiveCorp                   +46.8%
 5.   WPP Group plc - ADR               +46.8%

 Weakest performers for the 2nd quarter 2003(C)
------------------------------------------------
 1.   Microsoft Corporation              +5.9%
 2.   Vodafone Group plc - ADR           +8.6%
 3.   Accenture Ltd.                    +16.7%
 4.   Nokia Oyj - ADR                   +17.3%
 5.   Liberty Media Corporation         +18.8%

PORTFOLIO CHANGES

 Securities added during the 2nd quarter 2003
----------------------------------------------
Intuit Inc.
JetBlue Airways Corporation
QUALCOMM Inc.

 Securities sold during the 2nd quarter 2003
----------------------------------------------
American Express Company
American International Group, Inc.
General Electric Company

---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.
(C) Securities held for the entire quarter.

 Semi-Annual Report to Shareholders

Statement of Net Assets

June 30, 2003 (Unaudited)
(Amounts in Thousands)

Legg Mason Focus Trust, Inc.

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 94.1%

Consumer Discretionary -- 32.3%
 Internet and Catalog Retail -- 20.0%
 Amazon.com, Inc.                                                   600          $ 21,894(A)
 eBay Inc.                                                           25             2,604(A)
 InterActiveCorp                                                    575            22,753(A)
                                                                                 --------
                                                                                   47,251
                                                                                 --------
 Media -- 12.3%
 AOL Time Warner Inc.                                               635            10,217(A)
 Liberty Media Corporation                                          825             9,537(A)
 WPP Group plc - ADR                                                235             9,417
                                                                                 --------
                                                                                   29,171
                                                                                 --------
Financials -- 3.8%
 Diversified Financials -- 3.8%
 Citigroup Inc.                                                     210             8,988
                                                                                 --------
Industrials -- 16.6%
 Aerospace/Defense -- 3.8%
 General Dynamics Corporation                                       125             9,063
                                                                                 --------
 Airlines -- 3.6%
 JetBlue Airways Corporation                                        200             8,458(A)
                                                                                 --------
 Industrial Conglomerates -- 9.2%
 Tyco International Ltd.                                          1,150            21,827
                                                                                 --------

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Information Technology -- 28.6%
 Communications Equipment -- 9.3%
 Nokia Oyj - ADR                                                    635          $ 10,433
 QUALCOMM Inc.                                                      325            11,619
                                                                                 --------
                                                                                   22,052
                                                                                 --------
 Internet Software and Services -- 2.8%
 Yahoo! Inc.                                                        200             6,552(A)
                                                                                 --------
 IT Consulting and Services -- 6.2%
 Accenture Ltd.                                                     450             8,140(A)
 Electronic Data Systems Corporation                                300             6,435
                                                                                 --------
                                                                                   14,575
                                                                                 --------
 Software -- 10.3%
 Computer Associates International, Inc.                            300             6,684
 Intuit Inc.                                                        150             6,680(A)
 Microsoft Corporation                                              430            11,012
                                                                                 --------
                                                                                   24,376
                                                                                 --------
Telecommunication Services -- 12.8%
 Wireless Telecommunication Services -- 12.8%
 Nextel Communications, Inc.                                      1,150            20,792(A)
 Vodafone Group plc - ADR                                           485             9,530
                                                                                 --------
                                                                                   30,322
                                                                                 --------
Total Common Stock and Equity Interests (Identified Cost -- $166,653)             222,635
-----------------------------------------------------------------------------------------

 Semi-Annual Report to Shareholders

Legg Mason Focus Trust, Inc. -- Continued


-----------------------------------------------------------------------------------------
Repurchase Agreements -- 4.6%
J.P. Morgan Chase & Co.
 1.13%, dated 6/30/03, to be repurchased at $5,430 on 7/1/03
 (Collateral: $4,405 Fannie Mae notes, 6.625%, due 11/15/10,
 value $5,543)                                                 $  5,430          $  5,430

State Street Bank & Trust Company
 1.12%, dated 6/30/03, to be repurchased at $5,430 on 7/1/03
 (Collateral: $5,455 Fannie Mae notes, 2.14%, due 1/7/05,
 value $5,542)                                                    5,429             5,429
                                                                                 --------
Total Repurchase Agreements (Identified Cost -- $10,859)                           10,859
-----------------------------------------------------------------------------------------
Total Investments -- 98.7% (Identified Cost -- $177,512)                          233,494
Other Assets Less Liabilities -- 1.3%                                               3,085
                                                                                 --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 10,217 Primary Class shares outstanding                       $224,353
Undistributed net investment income/(loss)                         (901)
Accumulated net realized gain/(loss) on investments and
 foreign currency transactions                                  (42,855)
Unrealized appreciation/(depreciation) of investments and
 foreign currency translations                                   55,982
                                                               --------

NET ASSETS -- 100.0%                                                             $236,579
                                                                                 ========

NET ASSET VALUE PER SHARE:
 PRIMARY CLASS                                                                     $23.16
                                                                                 ========
-----------------------------------------------------------------------------------------

(A) Non-income producing.

See notes to financial statements.

Statement of Operations

For the Six Months Ended June 30, 2003
(Amounts in Thousands) (Unaudited)

Legg Mason Focus Trust, Inc.

------------------------------------------------------------------------------
Investment Income:

Dividends(A)                                           $   587
Interest                                                    33
                                                       -------
      Total income                                                    $   620

Expenses:

Investment advisory fee                                    562
Distribution and service fees                              803
Audit and legal fees                                        21
Custodian fee                                               38
Directors' fees                                              6
Registration fees                                           21
Reports to shareholders                                     38
Transfer agent and shareholder servicing expense            57
Other expenses                                               9
                                                       -------
                                                         1,555
      Less: Fees waived                                    (30)
           Reimbursement by third parties                   (4)(B)
                                                       -------
      Total expenses, net of waivers and third party
         reimbursements                                                 1,521
                                                                      -------
NET INVESTMENT INCOME/(LOSS)                                             (901)

Net Realized and Unrealized Gain/(Loss) on
  Investments:

Realized gain/(loss) on investments                     (2,685)
Change in unrealized appreciation/(depreciation) of
  investments                                           55,500
                                                       -------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                 52,815
------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                        $51,914
------------------------------------------------------------------------------

(A) Net of foreign taxes withheld of $37.

(B) See Note 1 to the financial statements.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

(Amounts in Thousands)

Legg Mason Focus Trust, Inc.

                                                        For the       For the
                                                      Six Months       Year
                                                         Ended         Ended
                                                        6/30/03      12/31/02
-------------------------------------------------------------------------------
                                                      (Unaudited)
Change in Net Assets:

Net investment income/(loss)                           $   (901)     $   (906)

Net realized gain/(loss) on investments                  (2,685)      (14,833)

Change in unrealized appreciation/(depreciation) of
  investments                                            55,500         2,103
-------------------------------------------------------------------------------
Change in net assets resulting from operations           51,914       (13,636)

Change in net assets from Fund share transactions        47,477        16,183
-------------------------------------------------------------------------------
Change in net assets                                     99,391         2,547

Net Assets:

Beginning of period                                     137,188       134,641
-------------------------------------------------------------------------------
End of period                                          $236,579      $137,188
-------------------------------------------------------------------------------
Undistributed net investment income/(loss)             $   (901)     $     --
-------------------------------------------------------------------------------

See notes to financial statements.

Financial Highlights

Legg Mason Focus Trust, Inc.

  Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                         Six Months
                            Ended                     Years Ended December 31,
                          June 30,    ---------------------------------------------------------
                            2003        2002       2001       2000       1999       1998
-----------------------------------------------------------------------------------------------
                         (Unaudited)
Net asset value,
 beginning of period        $17.17     $18.88     $20.21     $26.09     $22.00     $16.32
                         ----------------------------------------------------------------------
Investment operations:
 Net investment
   income/(loss)            (.09)(A)   (.11)(A)   (.19)(A)   (.26)(A)   (.15)(A)   (.06)(A)
 Net realized and
   unrealized
   gain/(loss) on
   investments                6.08      (1.60)     (1.14)     (5.62)      4.24       6.68
                         ----------------------------------------------------------------------
 Total from investment
   operations                 5.99      (1.71)     (1.33)     (5.88)      4.09       6.62
                         ----------------------------------------------------------------------
Distributions:
 From net realized gain
   on investments              --         --         --         --         --        (.94)
                         ----------------------------------------------------------------------
 Total distributions           --         --         --         --         --        (.94)
                         ----------------------------------------------------------------------
Net asset value,
 end of period              $23.16     $17.17     $18.88     $20.21     $26.09     $22.00
                         ----------------------------------------------------------------------

Ratios/supplemental
 data:
 Total return              34.89%(B)    (9.06)%    (6.58)%   (22.54)%    18.59%     41.47%
 Expenses to average
   net assets             1.90%(A,C)   1.90%(A)   1.90%(A)   1.90%(A)   1.90%(A)   1.93%(A)
 Net investment
   income/(loss) to
   average net assets    (1.12)%(A,C) (.79)%(A)  (.93)%(A)  (.96)%(A)  (.91)%(A)  (.89)%(A)
 Portfolio turnover
   rate                       58%(C)      71%        63%        69%        14%        21%

 Net assets, end of
   period (in
   thousands)            $236,579     $137,188   $134,641   $170,882   $275,624   $47,089
-----------------------------------------------------------------------------------------------

(A) Net of fees waived by LMFM pursuant to a voluntary expense limitation of 2.00% of average daily net assets through June 30, 1998, and 1.90% through April 30, 2004. If no fees had been waived by LMFM, the annualized ratio of expenses to average net assets would have been as follows: for the six months ended June 30, 2003, 1.94%; for the years ended December 31, 2002, 2.06%; 2001, 1.97%; 2000, 1.93%; 1999, 1.93%; and 1998, 2.71%.

(B) Not annualized.

(C) Annualized.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Focus Trust, Inc.
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Focus Trust, Inc. ("Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company.

  Focus Trust has two classes of shares: Primary Class and Institutional Class. The Institutional Class has not yet commenced operations.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 2003, there were no receivables for securities sold or payables for securities purchased.

  For the six months ended June 30, 2003, security transactions (excluding short-term investments) were:

Purchases         Proceeds From Sales
-------------------------------------
$84,003                 $46,253

--------------------------------------------------------------------------------

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reimbursements by Third Parties

  The Fund has entered into a directed brokerage agreement with State Street Bank, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. During the six months ended June 30, 2003, these payments amounted to $4 and were used to offset Fund expenses.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid annually. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2003, capital loss carryforwards were:

Expiration Date         Amount
-------------------------------
     2007               $ 9,931
     2008                 4,067
     2009                 4,421
     2010                14,685

3. Transactions With Affiliates:

  The Fund has an investment advisory and management agreement with Legg Mason Funds Management, Inc. ("LMFM"). Pursuant to its agreement, LMFM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund's average daily net assets.

  LMFM has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed

--------------------------------------------------------------------------------

during any month an annual rate of 1.90% of average daily net assets until April 30, 2004, as shown in the chart below:

                                                   Six Months Ended              At
                                                    June 30, 2003           June 30, 2003
                                                   ----------------         -------------
Management                  Asset                     Management             Management
   Fee                   Breakpoint                  Fees Waived            Fees Payable
-----------------------------------------------------------------------------------------
  0.70%                $0 - $2 billion                   $30                    $123
  0.65%            in excess of $2 billion

  Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund under an administrative services agreement with LMFM. For LMFA's services to the Fund, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at a rate of 0.05% of the average daily net assets of the Fund. For the six months ended June 30, 2003, LMFA received $40.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as the Fund's distributor. Legg Mason receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

                                       At June 30, 2003
                                     --------------------
Distribution         Service           Distribution and
    Fee                Fee           Service Fees Payable
---------------------------------------------------------
   0.75%              0.25%                  $184

  The Fund paid $1 in brokerage commissions to Legg Mason for Fund security transactions during the six months ended June 30, 2003. LM Fund Services, Inc., a registered transfer agent, has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. $22 for the six months ended June 30, 2003.

  LMFM, LMFA, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

prevailing federal funds rate plus the federal funds rate margin. For the six months ended June 30, 2003, the Fund had no borrowings under the Credit Agreement.

5. Fund Share Transactions:

  At June 30, 2003, there were 100,000 shares authorized at $.001 par value for the Primary Class of the Fund. Share transactions were as follows:

                                      Sold            Repurchased         Net Change
                                ----------------   -----------------   ----------------
                                Shares   Amount    Shares    Amount    Shares   Amount
---------------------------------------------------------------------------------------
Six Months Ended June 30, 2003  3,873    $77,965   (1,647)  $(30,488)  2,226    $47,477
Year Ended Dec. 31, 2002        3,822     66,446   (2,963)   (50,263)    859     16,183

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

              EQUITY FUNDS:                                  SPECIALTY FUNDS:
Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

              GLOBAL FUNDS:                                TAXABLE BOND FUNDS:
Global Income Trust                         U.S. Government Intermediate-Term Portfolio
International Equity Trust                  Investment Grade Income Portfolio
Emerging Markets Trust                      High Yield Portfolio

           TAX-FREE BOND FUNDS:                            MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust     U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust              Cash Reserve Trust
Pennsylvania Tax-Free Income Trust          Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.



                                                         [LEGG MASON FUNDS LOGO]

                        Investment Adviser

                        Legg Mason Funds Management, Inc.
                        Baltimore, MD

                        Board of Directors

                        John F. Curley, Jr., Chairman
                        Mark R. Fetting, President
                        Richard G. Gilmore
                        Arnold L. Lehman
                        Robin J.W. Masters
                        Dr. Jill E. McGovern
                        Arthur S. Mehlman
                        G. Peter O'Brien
                        S. Ford Rowan

                        Transfer and Shareholder Servicing Agent

                        Boston Financial Data Services
                        Braintree, MA

                        Custodian

                        State Street Bank & Trust Company
                        Boston, MA

                        Counsel

                        Kirkpatrick & Lockhart LLP
                        Washington, DC

                        Independent Accountants

                        PricewaterhouseCoopers LLP
                        Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a current prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-222
8/03

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert Did the registrant's board of directors determine that the registrant either: (a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

     (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

     (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

     (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

     (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs
          (a) through (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

        (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

          WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

          THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
     (a)  File the exhibits listed below as part of this Form
     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

     (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

        (ATTACHED)

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350
          of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Focus Trust, Inc.

By:  /s/ Mark R. Fetting
     -------------------
Mark R. Fetting
President, Legg Mason Focus Trust, Inc.

Date:  8/25/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Mark R. Fetting
     -------------------

Mark R. Fetting
President, Legg Mason Focus Trust, Inc.

Date:  8/25/03



By:  /s/ Marie K. Karpinski
    -----------------------

Marie K. Karpinski
Treasurer, Legg Mason Focus Trust, Inc.

Date:  8/25/03